Acquisitions - Allocation of BFIT Assets (Details) - USD ($)	1 Months Ended
	Jul. 25, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition Details
Common stock issued	$ 75,000	$ 104,170	$ 1,891,617	$ 1,159,706
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total purchase price	230,438
Cash allocation	15,612	277,455	613,686	16,983
Accounts receivable allocation	5,763	9,909	17,324	2,844
Inventory allocation	76,922	$ 439,066	$ 146,722	$ 82,312
Software	31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total allocations	$ 230,438